Inventory (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2015	Dec. 31, 2014
Inventory
Work in Process	$ 61	$ 135
Finished Goods	64	2
Channel Inventory	35	1
Total	$ 160	$ 138